Personnel expenses - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of employee benefits expense [abstract]
Post-employment benefit expense, defined contribution plans	€ 2.2	€ 1.6	€ 0.5
Employee health insurance cost	2.5	1.8	1.3
Social security contributions	5.7	5.0	3.7
other miscellaneous expenses	€ 0.4	€ 0.3	€ 0.2